TAX CREDITS - Realization of non-current tax credits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax credits - non-current	R$ 32,065	R$ 30,841
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax credits - non-current	32,065	30,841
Tax credits | Year Two
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax credits - non-current	15,025	18,017
Tax credits | Year Three
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax credits - non-current	10,846	7,062
Tax credits | After Year Three
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax credits - non-current	R$ 6,194	R$ 5,762